ACQUISITIONS AND DISPOSITIONS - Other Acquisitions (Narrative) (Details) $ in Millions							1 Months Ended		12 Months Ended
	Nov. 02, 2016 CAD ($)	Nov. 02, 2016 USD ($)	Sep. 09, 2016 CAD ($) MW	Sep. 09, 2016 USD ($) MW	Feb. 27, 2015 CAD ($)	Feb. 27, 2015 USD ($)	Nov. 30, 2015 CAD ($) MW	Nov. 30, 2015 USD ($) MW	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Nov. 02, 2016 USD ($)	Sep. 09, 2016 USD ($)	Nov. 30, 2015 USD ($)	Feb. 27, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration | $									$ 0	$ 0	$ 644,000,000
Chapman Ranch
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)			100.00%										100.00%
Capacity acquired (in megawatts) | MW			249	249
Cash consideration	$ 40,000,000	$ 30	$ 65,000,000	$ 50
Purchase price allocated to property, plant and equipment	23,000,000		$ 62,000,000									$ 17	$ 48
Pro forma effect on earnings | $	$ 0
New Creek
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)							100.00%							100.00%
Capacity acquired (in megawatts) | MW							103	103
Cash consideration							$ 48,000,000	$ 36
Purchase price allocated to property, plant and equipment							$ 35,000,000							$ 26
Midstream Business
Business Acquisition [Line Items]
Cash consideration					$ 106,000,000	$ 85
Purchase price allocated to property, plant and equipment					69,000,000										$ 55
Contingent future payment (up to)					$ 21,000,000										$ 17